Average Annual Total Returns - FidelityValueDiscoveryFund-KPRO - FidelityValueDiscoveryFund-KPRO - Fidelity Value Discovery Fund	Sep. 28, 2024
Fidelity Value Discovery Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	5.41%
Past 5 years	11.19%
Past 10 years	8.37%
RS008
Average Annual Return:
Past 1 year	11.66%
Past 5 years	10.84%
Past 10 years	8.28%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%